Cover	Aug. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	0-28082
Entity Registrant Name	KVH Industries, Inc.
Entity Central Index Key	0001007587
Entity Tax Identification Number	05-0420589
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Enterprise Center
Entity Address, City or Town	Middletown
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02842
City Area Code	401
Local Phone Number	847-3327
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KVHI
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ